Severance Indemnities and Pension Plans (Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 397,001	¥ 514,877
Accrued benefit cost	(75,812)	(73,750)
Domestic Subsidiaries, Non-contributory Pension Benefits and SIP [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,822,223	1,666,651
Service cost	47,739	37,540
Interest cost	16,529	19,794
Acquisitions / Divestitures	(573)	(40)
Amendments	3,436	39
Actuarial loss (gain)	44,325	180,682
Benefits paid	(66,926)	(66,820)
Lump-sum payment	(15,906)	(15,623)
Benefit obligation at end of fiscal year	1,850,847	1,822,223	¥ 1,666,651
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,305,093	2,004,329
Actual return on plan assets	(90,572)	326,753
Employer contributions	52,610	40,774
Acquisitions / Divestitures	(172)	57
Benefits paid	(66,926)	(66,820)
Fair value of plan assets at end of fiscal year	2,200,033	2,305,093	2,004,329
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	365,427	498,504
Accrued benefit cost	(16,241)	(15,634)
Net amount recognized	349,186	482,870
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	480,235	345,881
Service cost	14,842	13,095	12,215
Interest cost	18,120	15,966	13,467
Plan participants' contributions	16	6
Amendments		(18,093)
Actuarial loss (gain)	(16,373)	82,807
Benefits paid	(16,010)	(12,221)
Lump-sum payment	(608)	(578)
Translation adjustments and other	(9,644)	53,372
Benefit obligation at end of fiscal year	470,578	480,235	345,881
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	451,993	368,095
Actual return on plan assets	4,156	29,045
Employer contributions	26,444	16,842
Plan participants' contributions	16	6
Benefits paid	(16,010)	(12,221)
Translation adjustments and other	(8,610)	50,226
Fair value of plan assets at end of fiscal year	457,989	451,993	368,095
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	31,574	16,373
Accrued benefit cost	(44,163)	(44,615)
Net amount recognized	(12,589)	(28,242)
Foreign Offices and Subsidiaries, Other Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	44,591	34,346
Service cost	1,409	1,222	1,526
Interest cost	1,843	1,501	1,352
Plan participants' contributions	886	782
Amendments		(3,104)
Actuarial loss (gain)	636	6,776
Benefits paid	(2,972)	(2,493)
Translation adjustments and other	(332)	5,561
Benefit obligation at end of fiscal year	46,061	44,591	34,346
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	31,090	25,845
Actual return on plan assets	(303)	1,503
Employer contributions	1,935	1,549
Plan participants' contributions	886	782
Benefits paid	(2,972)	(2,493)
Translation adjustments and other	17	3,904
Fair value of plan assets at end of fiscal year	30,653	31,090	¥ 25,845
Amounts recognized in the consolidated balance sheets:
Accrued benefit cost	(15,408)	(13,501)
Net amount recognized	¥ (15,408)	¥ (13,501)